Commitment and Contingencies - Maturities of Operating and Capital Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 2,680
2023	1,595
2024	946
2025	298
2026	125
Total minimum lease payments	5,644
Capital Leases
2022	51
2023	3
2024	1
2025	0
2026	0
Total minimum lease payments	55
Less: amount representing interest	(2)
Present value of minimum lease payments	53
Less: current obligation	(49)	$ (48)
Long-term obligations under capital lease	$ 4